UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 - December 31, 2008

Item 1. Report to Stockholders.

Annual Report

December 31, 2008

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

U.S. stocks suffered their sharpest annual declines since the Great Depression, with the S&P 500 dropping 37.0% in 2008. The year was marked by a credit squeeze that left companies and consumers scrambling for funding and a banking collapse and series of bailouts that kept investors in a perpetual state of uncertainty as they awaited the next round of failures. In the United States, the government agreed to help rescue the ailing auto industry. Losses and write-downs at financial services companies rose to $1 trillion. All told, in 2008 investors pulled a net $320 billion from mutual funds in one of the biggest flights to safety the industry has seen.

Against this backdrop, the portfolio outperformed the Russell 1000 Growth Index during 2008. Stock selection in industrial goods & services; an underweight and stock selection in both the energy, and technology sectors; as well as a modest cash position contributed the most to relative performance. Stock selection in the leisure and special products & services sectors had the biggest negative impact on relative performance.

Our exposure to the special products & services sector increased late in the year to become our largest overweight in the portfolio at year end. Within the sector, we held several transaction processing companies that we believed were poised to benefit from the secular growth in electronic transactions around the globe as consumers move away from physical checks toward credit/debit cards and other electronic means. Also in this sector we owned select high-quality outsourcing and consulting businesses with a global presence and competitive advantage we believed would help to sustain growth in a challenging environment. Economic downturns often benefit these businesses as their corporate customers look to outsource non-core functions and cut costs. In health care, we continued to focus on high quality pharmaceuticals with durable franchises and sustainable above average growth rates from defensible product lines. We also held several medical equipment companies that continued to experience demand for high-quality, innovative products even in a weakened economy. Aging populations in the developed world combined with increased demand among developing countries helped create a favorable backdrop for these companies. Despite our avoidance of the credit-sensitive banks throughout 2008, our focus on trust banks and diversified asset managers led us to a slight overweight in financial services. Our largest underweight was in the transportation sector where lower fuel prices could not offset an environment of weak consumer spending and lackluster demand for shipping. We were also underweight the leisure sector due to a lack of compelling growth opportunities in restaurants, casinos, hotels and other entertainment businesses. Overall, we have and will continue to build the portfolio from the bottom up, focusing on large cap companies that seek to deliver sustainable above-average growth to their shareholders.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2008, was $2,400.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On May 23, 2008, the Fund held its Annual Meeting of Contract owners to vote on (i) the election of members to the Board of Managers, (ii) the ratification of the selection and appointment of Ernst & Young LLP as the Independent Auditors for the Fund, and (iii) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in the Fund voted (i) to elect H.C. Goodwin to the Board of Managers, and (ii) ratify the selection and appointment of Ernst & Young LLP as the Independent Auditor for the Fund.

The final vote tallies for each item are as follows:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
1. Election of members of the Board of Managers

H. C. Goodwin

Affirmative	75,572.451	50.737%	93.070%
Withhold	.000	.000%	.000%
Abstain	5,627.247	3.778%	6.930%

TOTAL	81,199.698	54.515%	100.000%

2. Proposal to ratify the selection and appointment of Ernst & Young LLP as the independent auditors for Accumulation Fund
Affirmative	75,572.451	50.737%	93.070%
Withhold	.000	.000%	.000%
Abstain	5,627.247	3.778%	6.930%

TOTAL	81,199.698	54.515%	100.000%

The current members serving on the Board of Managers are H. C. Goodwin, Gordon T. Miller, Joan Sadowsky, Donald E. Boggs and David G. Fussell.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

H. C. Goodwin (74) 11 Waters Road Millbury, MA 01527	Member, Board of Managers	2007-2010 6 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (86) 27 Briarwood Circle Worcester, MA 01606	Vice Chairman, Board of Managers	2007-2010 39 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (79) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2006-2009 22 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Donald E. Boggs* (63) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2010 10 years of service	Retired, Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

David G. Fussell* (61) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2006-2009 6 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

CONTINUATION OF ADVISORY AGREEMENT

The Board of Managers of the Fund, including a majority of the members of the Board who are not parties to the investment advisory or sub-advisory agreements (“Agreements”) or interested persons (“Independent Managers”), as defined by the Investment Company Act of 1940, as amended (“1940 Act”), unanimously approved the continuation of the Agreements on February 27, 2008. In considering whether to continue the Agreements, the Board, including the Independent Managers, did not identify any single factor as determinative. Material matters considered by the Board, including the Independent Managers, in connection with their approval of the continuation of the Agreements, included, among others, the unique circumstances of the Fund, the nature, extent, and quality of the services to be provided by the adviser and sub-adviser, the historical performance of the Fund and the adviser and sub-adviser, the costs of the services provided and profits to be realized by the adviser and sub-adviser from their relationships with the Fund; the fixed fees and low and declining assets of the Fund, and the difficulty of finding other adviser to perform similar services given the circumstances.

AUDITED FINANCIAL STATEMENTS

The Paul Revere Variable Annuity Contract Accumulation Fund

Years Ended December 31, 2008 and 2007

With Report of Independent Registered Public Accounting Firm

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2008

Report of Independent Registered Public Accounting Firm

The Owners and the Board of Managers of The Paul

Revere Variable Annuity Contract Accumulation Fund

of The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) (Fund) as of December 31, 2008, including the schedule of investments as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    Ernst & Young LLP

Chattanooga, Tennessee

February 23, 2009

Statement of Assets and Liabilities

	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q - $1,919,297)
(Cost: Series N - $1,059,147)	$1,470,369	$818,002
Cash	7,765	15,623
Dividends and Interest receivable	1,527	832
Receivable for investments sold	66,506	21,707

Total Assets	$1,546,167	$856,164

LIABILITIES

Payable for investments purchased	$41,458	$23,895
Payable to The Paul Revere Variable Annuity Insurance Company	12,551	3,697

Total Liabilities	54,009	27,592

TOTAL NET ASSETS	$1,492,158	$828,572

CONTRACT OWNERS’ EQUITY

Deferred contracts	$751,479	$426,366
Currently payable contracts	740,679	402,206

Total net assets	$1,492,158	$828,572

ACCUMULATION UNITS OUTSTANDING	178,692	96,546

NET ASSET VALUE PER ACCUMULATION UNIT	$8.350	$8.582

See accompanying notes to financial statements.

Statement of Operations

Year Ended December 31, 2008 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$36,037

Expenses:
Mortality and expense risk fees	22,410
Investment management and advisory service fees	23,855

Total expenses	46,265

Net investment loss	(10,228)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments sold	(296,961)
Net decrease in unrealized appreciation of investments	(630,964)

Net realized and unrealized loss on investments	(927,925)

Decrease in net assets from operations	$(938,153)

Year Ended December 31, 2008 Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$17,126

Expenses:
Mortality and expense risk fees	11,886
Investment management and advisory service fees	13,533

Total expenses	25,419

Net investment loss	(8,293)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments sold	(138,524)
Net decrease in unrealized appreciation of investments	(351,613)

Net realized and unrealized loss on investments	(490,137)

Decrease in net assets from operations	$(498,430)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31
	2008	2007
	Series Q (Qualified)	Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment gain (loss)	$(10,228)	$8,213
Net realized gain (loss) on investments	(296,961)	844,010
Net decrease in unrealized appreciation of investments	(630,964)	(636,312)

Increase (Decrease) in net assets from operations	(938,153)	215,911

Payments to contract owners:
Annuity payments to contract owners	191,875	242,125
Terminations and withdrawals to contract owners	213,841	6,381,054

Total payments to contract owners	405,716	6,623,179

Total decrease in net assets	(1,343,869)	(6,407,268)

NET ASSETS

Beginning of period	2,836,028	9,243,296

End of period	$1,492,158	$2,836,028

	For the years ended December 31
	2008	2007
	Series N (Non-Qualified)	Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(8,293)	$(5,988)
Net realized gain (loss) on investments	(138,524)	146,146
Net decrease in unrealized appreciation of investments	(351,613)	(20,591)

Increase in net assets from operations	(498,430)	119,567

Payments to contract owners:
Annuity payments to contract owners	41,261	54,102
Terminations and withdrawals to contract owners	106,162	126,910

Total payments to contract owners	147,423	181,012

Total decrease in net assets	(645,853)	(61,445)

NET ASSETS

Beginning of period	1,474,425	1,535,870

End of period	$828,572	$1,474,425

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2008

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks
Aerospace & Millitary Technology
United Technologies Corporation	731	$45,453	$39,182	2.63%	410	$22,950	$21,976	2.65%

Beverages
Diageo Capital PLC ADR	377	31,377	21,391		215	17,472	12,199
PepsiCo, Inc.	840	53,085	46,007		472	27,984	25,851

		84,462	67,398	4.52%		45,456	38,050	4.59%

Broadcasting & Media
Comcast Corporation *	660	15,194	11,141		370	8,478	6,246
Grupo Televisa SA ADR	710	16,276	10,607		400	9,138	5,976
Rogers Communications, Inc.	275	10,817	8,272		155	5,881	4,662

		42,287	30,020	2.01%		23,497	16,884	2.04%

Commercial Services
Omnicom Group, Inc.	1,205	45,282	32,439	2.17%	670	24,974	18,036	2.18%

Computer – Systems & Services
Accenture, Ltd.	1,300	40,077	42,627		710	21,907	23,281
Apple, Inc. *	170	14,571	14,509		92	8,764	7,852
Automatic Data Processing, Inc.	260	11,129	10,228		142	5,955	5,586
eBay, Inc. *	630	18,748	8,795		360	10,791	5,026
EMC Corporation *	1,180	18,771	12,354		655	10,420	6,858
Fidelity National Information	430	7,132	6,996		240	3,978	3,905
Google, Inc., Class A *	126	50,938	38,764		69	30,760	21,228
Hewlett Packard Company	500	17,199	18,145		278	9,568	10,089
International Business Machines Corporation	218	23,231	18,347		120	12,935	10,099
Microsoft Corporation	1,340	41,246	26,050		745	22,690	14,483
Netapp, Inc. *	910	20,172	12,713		530	11,380	7,404
Oracle Corporation *	3,730	65,430	66,133		2,090	35,902	37,056
Research In Motion, Ltd. *	200	20,635	8,116		110	11,204	4,464
VeriSign, Inc. *	460	15,151	8,777		260	8,438	4,961

		364,430	292,554	19.61%		204,692	162,292	19.59%

Conglomerate
Danaher Corporation	710	50,134	40,193		393	27,734	22,248
3 M Company	370	23,101	21,290		208	12,992	11,968

		73,235	61,483	4.12%		40,726	34,216	4.13%

Consumer Goods & Services
Colgate-Palmolive Company	382	26,463	26,182		214	14,657	14,668
NIKE, Inc.	390	18,924	19,890		218	10,742	11,118
Proctor & Gamble Company	470	27,836	29,055		262	15,799	16,197

		73,223	75,127	5.03%		41,198	41,983	5.07%

Electronics
Thermo Fisher Scientific, Inc. *	670	26,214	22,827		392	15,229	13,355
Waters Corporation *	530	20,920	19,425		295	11,612	10,812

		47,134	42,252	2.83%		26,841	24,167	2.92%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2008

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Energy Services
BHP Billiton, Ltd. ADR	264	$22,285	$11,326		146	$12,152	$6,263
Chevron Corporation	330	25,841	24,410		185	14,532	13,685
Exxon Mobil Corporation	220	18,608	17,562		120	10,278	9,580
Halliburton Company	1,160	35,352	21,089		645	19,635	11,726
Hess Corporation	290	19,102	15,555		160	10,991	8,582
Marathon Oil Corporation	650	35,154	17,784		370	19,294	10,123
Noble Corporation	510	23,390	11,251		280	12,860	6,177
Praxair, Inc.	330	21,242	19,589		168	11,192	9,973
Schlumberger, Ltd.	110	10,594	4,656		60	5,809	2,540

		211,568	143,222	9.60%		116,743	78,649	9.49%

Financial Institutions
American Express Company	470	24,930	8,718		260	13,445	4,823
Charles Schwab Corporation	440	8,577	7,115		245	5,099	3,962
CME Group, Inc.	40	18,404	8,324		20	9,202	4,162
Mastercard, Inc., Class A	262	36,304	37,448		143	19,804	20,439
State Street Corporation	655	40,706	25,761		362	22,431	14,237
The Bank of New York Mellon Corp.	594	26,012	16,828		341	14,678	9,661
Visa, Inc., Class A *	190	8,503	9,966		104	4,762	5,455
Western Union Company	2,030	42,200	29,110		1,120	23,503	16,061

		205,636	143,270	9.60%		112,924	78,800	9.51%

Foods
Nestle SA ADR	557	22,698	21,770	1.46%	320	12,462	12,507	1.51%

Health Services
Medco Health Solutions, Inc. *	220	8,361	9,220	0.62%	120	4,580	5,029	0.61%

Medical & Health Products
Allergan, Inc.	650	31,510	26,208		356	17,375	14,354
DENTSPLY International, Inc.	300	8,394	8,472		200	5,668	5,648
Genzyme Corporation *	560	36,840	37,167		312	21,198	20,707
Johnson & Johnson	300	19,284	17,949		168	10,715	10,051
Medtronic, Inc.	1,020	41,570	32,049		582	24,406	18,286
Merck KGaA ADR	390	16,424	11,648		200	8,589	5,973
Patterson Cos., Inc. *	1,000	18,472	18,750		565	10,483	10,594
Roche Holdings, Ltd. ADR	390	35,270	29,772		200	17,756	15,268
Stryker Corporation	300	18,726	11,985		160	10,010	6,392
VCA Antech, Inc. *	550	17,083	10,934		300	9,263	5,964
Wyeth	235	11,471	8,815		128	5,724	4,801
Zimmer Holdings *	385	21,988	15,562		215	12,126	8,690

		277,032	229,311	15.37%		153,313	126,728	15.27%

Semiconductors
Intel Corporation	680	15,797	9,969		390	8,740	5,717
Intersil Corporation	930	20,083	8,547		520	11,145	4,779
KLA-Tencor Corporation	885	34,430	19,284		500	19,157	10,895
National Semiconductor	2,040	32,306	20,543		1,130	17,833	11,379
Taiwan Semiconductor	3,219	33,129	25,430		1,804	18,363	14,252

		135,745	83,773	5.61%		75,238	47,022	5.68%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2008

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Stores
Coach, Inc. *	760	33,192	15,785		440	18,662	9,139
CVS Caremark Corporation	1,472	51,710	42,305		827	29,060	23,768
Kohl’s Corporation *	200	8,857	7,240		110	4,848	3,982
Staples, Inc.	1,280	29,802	22,938		695	16,076	12,454
W.W. Grainger, Inc.	270	21,588	21,287		148	11,834	11,668

		145,149	109,555	7.34%		80,480	61,011	7.36%

Telecommunications
Amdocs, Ltd. ADR *	1,070	36,897	19,570		595	18,875	10,883
America Movil ADR Series L	500	26,527	15,495		280	14,328	8,677
Cisco Systems, Inc. *	2,850	63,493	46,454		1,630	34,001	26,569

		126,917	81,519	5.47%		67,204	46,129	5.57%

Transportation
United Parcel Service	150	10,685	8,274	0.55%	82	5,869	4,523	0.55%

Total Common Stocks		1,919,297	1,470,369	98.54%		1,059,147	818,002	98.72%

Total Investments		$1,919,297	1,470,369	98.54%		$1,059,147	818,002	98.72%

Other assets less liabilities			21,789	1.46%			10,570	1.28%

Total Net Assets			$1,492,158	100.00%			$828,572	100.00%

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

	Year Ended December 31
	2008	2007	2006	2005	2004
PER UNIT DATA (a) Series Q (Qualified)
Investment income	$0.188	$0.090	$0.136	$0.111	$0.155
Expenses	0.242	0.081	0.207	0.209	0.192

Net investment gain (loss)	(0.054)	0.009	(0.071)	(0.098)	(0.037)
Net realized and unrealized gains (losses) on investments	(4.853)	0.237	0.700	0.269	0.760

Net increase (decrease) in net asset value	(4.907)	0.246	0.629	0.171	0.723
Accumulation unit net asset value:
Beginning of year	13.257	13.011	12.382	12.211	11.488

End of year	$8.350	$13.257	$13.011	$12.382	$12.211

Total Return	(37.01)%	1.89%	5.08%	1.40%	6.29%

Series N (Non-Qualified)
Investment income	$0.172	$0.211	$0.119	$0.109	$0.173
Expenses	0.256	0.264	0.244	0.253	0.260

Net investment loss	(0.084)	(0.053)	(0.125)	(0.144)	(0.087)
Net realized and unrealized gains (losses) on investments	(4.928)	1.115	0.664	0.358	0.735

Net increase (decrease) in net asset value	(5.012)	1.062	0.539	0.214	0.648

Accumulation unit net asset value:
Beginning of year	13.594	12.532	11.993	11.779	11.131

End of year	$8.582	$13.594	$12.532	$11.993	$11.779

Total Return	(36.87)%	8.47%	4.49%	1.82%	5.82%

(a)    For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Year Ended December 31
	2008	2007	2006	2005	2004
RATIOS Series Q (Qualified)
Operating expenses to average accumulation fund balance	2.07%	1.77%	1.64%	1.65%	1.65%
Net investment gain (loss) to average accumulation fund balance	(0.46)%	0.21%	(0.56)%	(0.77)%	(0.31)%
Portfolio turnover rate	46%	60%	81%	74%	94%
Accumulation units outstanding at the end of the year (in thousands)	179	214	710	768	797

	Year Ended December 31
	2008	2007	2006	2005	2004
RATIOS Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	2.14%	2.01%	2.01%	2.01%	1.97%
Net investment loss to average accumulation fund balance	(0.70)%	(0.41)%	(1.03)%	(1.14)%	(0.66)%
Portfolio turnover rate	52%	66%	83%	74%	93%
Accumulation units outstanding at the end of the year
(in thousands)	97	108	123	128	136

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2008

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at December 31, 2008, as reported on national security exchanges. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.5% of the average daily net asset value of the Fund. Additionally, Paul Revere Variable charges a professional services fee. This fee is charged every valuation day at a rate of $50 for the qualified contracts and $30 for the non-qualified contracts. The professional service fees charged in 2008 were $12,500 and $7,500 for the qualified and non-qualified contracts, respectively.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

Notes to Financial Statements (continued)

December 31, 2008

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5.	Fair Value Measurements

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of December 31, 2008, all investments held by the Fund were valued using Level 1 inputs as defined by SFAS 157.

6.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

Notes to Financial Statements (continued)

December 31. 2008

7.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales

Year ended December 31, 2008	$1,004,591	$1,428,978	$606,729	$743,661

At December 31, 2008, net unrealized depreciation of investments in Series Q, amounting to $448,928, consisted of unrealized gains of $10,533 and unrealized losses of $459,461; net unrealized depreciation of investments in Series N, amounting to $241,145, consisted of unrealized gains of $5,767 and unrealized losses of $246,912.

8.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2008	2007
Units outstanding at beginning of year	213,924	710,397
Units withdrawn from contracts:
Annuity payments	17,087	18,618
Termination and withdrawals	18,145	477,855

Net units withdrawn	35,232	496,473

Contract units withdrawn in excess of units credited	(35,232)	(496,473)

Units outstanding at end of year	178,692	213,924

On February 16, 2007, Series Q of the Fund had a termination in the amount of $6,036,756. The termination was requested by the UnumProvident Corporation Pension Plan in an effort to consolidate various pension plan assets into a centralized investment location.

	Series N (Non-Qualified)
	2008	2007
Units outstanding at beginning of year	108,464	122,558
Units withdrawn from contracts:
Annuity payments	3,595	4,088
Termination and withdrawals	8,323	10,006

Net units withdrawn	11,918	14,094

Contract units withdrawn in excess of units credited	(11,918)	(14,094)

Units outstanding at end of year	96,546	108,464

Item 2. Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The Fund has assets of under $10 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4. Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by Unum Group and are not charged to or paid from the Fund.

Audit Fees – Ernst & Young LLP billed Unum Group $19,000.00 for the audit of the financial statements of the Fund for 2008, and $18,100.00 for the audit of the financial statements of the Fund for 2007.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2008 and 2007 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2008, and December 31, 2007, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or Unum Group for such services to the Fund in 2008 and 2007 were $0.00 and $0.00.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 12(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 2, 2009